Cover Page	Feb. 06, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Registrant Name	Kellanova
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	412 N. Wells Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	269
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055067
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
1.250% Senior Notes Due 2025
Entity Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE
0.500% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes due 2029
Trading Symbol	K 29
Security Exchange Name	NYSE
3.750% Euro Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2034
Trading Symbol	K 34
Security Exchange Name	NYSE